American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
October 31, 2021

One Choice In Retirement Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 44.8%
Inflation-Adjusted Bond Fund G Class	6,216,387	81,807,655
NT Diversified Bond Fund G Class	46,105,763	517,767,716
NT High Income Fund G Class	9,530,853	95,213,223
Short Duration Fund G Class	25,060,453	261,631,126
Short Duration Inflation Protection Bond Fund G Class	16,738,725	189,984,527
		1,146,404,247
Domestic Equity Funds — 33.8%
NT Disciplined Growth Fund G Class	3,792,011	68,483,719
NT Equity Growth Fund G Class	6,710,612	92,673,556
NT Focused Large Cap Value Fund G Class	16,874,824	226,628,884
NT Growth Fund G Class	4,049,398	104,595,956
NT Heritage Fund G Class	2,590,007	47,034,527
NT Mid Cap Value Fund G Class	6,687,983	101,590,463
Small Cap Growth Fund G Class	813,059	24,009,646
Small Cap Value Fund G Class	2,093,921	24,205,727
Sustainable Equity Fund G Class	3,605,588	175,015,259
		864,237,737
International Fixed Income Funds — 11.7%
Emerging Markets Debt Fund G Class	2,848,706	29,825,954
Global Bond Fund G Class	20,018,776	209,796,768
International Bond Fund G Class	4,297,990	58,323,728
		297,946,450
International Equity Funds — 9.7%
NT Global Real Estate Fund G Class	1,831,041	24,975,405
NT International Growth Fund G Class	6,296,697	99,550,781
NT International Small-Mid Cap Fund G Class	722,541	11,820,769
NT International Value Fund G Class	10,530,074	111,724,084
		248,071,039
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,988,918,320)		2,556,659,473
OTHER ASSETS AND LIABILITIES†		(1,979)
TOTAL NET ASSETS — 100.0%		$2,556,657,494

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Inflation-Adjusted Bond Fund	$85,346	$187	$3,928	$203	$81,808	6,216	$237	—
NT Diversified Bond Fund	564,164	8,191	47,914	(6,673)	517,768	46,106	(433)	$2,492
NT High Income Fund	98,904	1,516	4,425	(782)	95,213	9,531	30	1,333
Short Duration Fund	282,055	2,969	22,282	(1,111)	261,631	25,060	89	1,302
Short Duration Inflation Protection Bond Fund	204,585	1,202	16,757	954	189,984	16,739	1,136	—
NT Disciplined Growth Fund	69,515	814	4,100	2,255	68,484	3,792	1,511	—
NT Equity Growth Fund	93,849	1,570	3,984	1,238	92,673	6,711	2,605	323
NT Focused Large Cap Value Fund	228,206	8,239	9,103	(713)	226,629	16,875	3,183	1,258
NT Growth Fund	103,695	1,691	3,010	2,220	104,596	4,049	4,499	—
NT Heritage Fund	47,664	580	1,406	196	47,034	2,590	1,369	—
NT Mid Cap Value Fund	101,022	2,738	3,138	968	101,590	6,688	903	572
Small Cap Growth Fund	23,856	242	909	821	24,010	813	483	—
Small Cap Value Fund	23,490	643	340	413	24,206	2,094	125	84
Sustainable Equity Fund	173,514	2,325	7,725	6,901	175,015	3,606	3,933	—
Emerging Markets Debt Fund	31,143	345	1,309	(353)	29,826	2,849	(11)	345
Global Bond Fund	226,344	2,220	14,809	(3,958)	209,797	20,019	63	1,013
International Bond Fund	61,668	65	1,369	(2,040)	58,324	4,298	(27)	—
NT Global Real Estate Fund	25,442	674	1,422	281	24,975	1,831	614	—
NT International Growth Fund	104,188	800	4,846	(591)	99,551	6,297	3,877	—
NT International Small-Mid Cap Fund	12,352	—	723	192	11,821	723	395	—
NT International Value Fund	118,242	1,147	6,675	(990)	111,724	10,530	478	—
	$2,679,244	$38,158	$160,174	$(569)	$2,556,659	197,417	$25,059	$8,722
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.